Label	Element	Value
Morgan Stanley European Equity Fund Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000860720_SupplementTextBlock

December 9, 2016

Supplement

SUPPLEMENT DATED DECEMBER 9, 2016 TO THE PROSPECTUS OF
Morgan Stanley European Equity Fund Inc., dated February 29, 2016

Effective January 31, 2017, the Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley European Equity Fund Inc.
Strategy [Heading]	rr_StrategyHeading	The third paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, utilize bottom up fundamental research and proprietary screens to identify companies that they believe have long-term growth potential and/or relatively attractive valuations. The Fund's Adviser and/or Sub-Adviser actively select positions in a limited number of equity securities, independent of any particular index.

The following is hereby added as the penultimate paragraph of the section of the Prospectus entitled "Fund Summary—Principal Risks":

•  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.

The third paragraph of the section of the Prospectus entitled "Fund Details—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund's Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, utilize bottom up fundamental research and proprietary screens to identify companies that they believe have long-term growth potential and/or relatively attractive valuations. The Fund's Adviser and/or Sub-Adviser actively select positions in a limited number of equity securities, independent of any particular index.

The following is hereby added as the penultimate paragraph of the section of the Prospectus entitled "Fund Details—Principal Risks":

Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.

As a result of rebalancing the Fund's portfolio due to these changes, the Fund's Adviser anticipates one-time portfolio turnover to be approximately 60%. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.